UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22561

                                 SkyBridge G II Fund, LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-4th Floor

                                 New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-4th Floor

                         New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 485-3100

Date of fiscal year end: March 31

Date of reporting period: July 1, 2020 – June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2020 TO JUNE 30, 2021

FORM N-PX SPREADSHEET*

REGISTRANT NAME: SkyBridge GII Fund, LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-22561

REPORTING PERIOD:                                                                      07/01/2020 - 06/30/2021

REGISTRANT ADDRESS: 527 Madison Avenue, 4th Floor, New York, NY 10022

NAME OF SERIES (AS APPLICABLE):

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
During the period covered by this report, no companies in which the registrant held voting securities solicited the registrant’s vote on any matter

    *Complete for each series of the Registrant, as applicable.

Form N-PX Spreadsheet 081011 Series G

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	SkyBridge G II Fund, LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	August 30, 2021

*Print the name and title of each signing officer under his or her signature.